Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Taxes And Payroll Charges [abstract]
INSS (social security contribution)	$ 30.9	$ 27.9
IRRF (withholding tax)	11.8	8.1
PIS and COFINS	2.0	4.0
IPI (manufacturing tax)	0.7	0.7
FGTS (government employee severance indemnity fund)	3.9	3.1
Others	11.1	6.6
Total	60.4	50.4
Current portion	47.2	40.4
Non-current portion	$ 13.2	$ 10.0